Property and Equipment, net - Schedule of Property and Equipment and Accumulated Depreciation (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation		$ (26)	$ (594)
Property and equipment, net	$ 1,213	863	149
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment		307	226
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment		400	249
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment		0	31
Software
Property, Plant and Equipment [Line Items]
Property and equipment		102	2
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment		80	95
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment		$ 0	$ 140